Consolidated Balance Sheets (Unaudited)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 16,839,750	$ 2,330,503	¥ 87,811,272
Restricted cash	417,565	57,788	48,112
Accounts receivable	1,484,548	205,451
Inventories, net	41,934,840	5,803,488	102,201,746
Prepayments	42,424,141	5,871,203	71,314,254
Other current assets	35,756,740	4,948,483	27,275,215
Total current assets	138,857,584	19,216,916	288,650,599
Non-current assets:
Property, plant and equipment, net	105,278,931	14,569,865	21,426,955
Intangible asset, net	48,224,210	6,673,892	48,717,132
Operating lease right-of-use assets	4,394,524	608,171	8,447,978
Total non-current assets	157,897,665	21,851,928	78,592,065
TOTAL ASSETS	296,755,249	41,068,844	367,242,664
Current liabilities:
Current portion of long-term debts	1,560,000	215,893	280,000
Accounts payable	56,341,159	7,797,221	15,292,843
Advance from customers	106,012,404	14,671,373	124,469,097
Operating lease liabilities, current	3,798,072	525,627	4,199,361
Other current liabilities	30,537,633	4,226,193	39,399,532
Total current liabilities	198,249,268	27,436,307	183,640,833
Non-current liabilities:
Long-term debts	65,739,865	9,097,936	16,673,316
Operating lease liabilities, non-current	762,344	105,503	2,514,115
Total non-current liabilities	66,502,209	9,203,439	19,187,431
Total liabilities	264,751,477	36,639,746	202,828,264
Shareholders’ equity:
Additional paid-in capital	354,941,162	49,121,365	354,803,564
Accumulated deficit	(334,000,000)	(46,157,851)	(199,207,921)
Statutory reserves	6,647,109	919,913	6,647,109
Accumulated other comprehensive income	3,870,584	535,662	2,099,329
Total shareholders’ equity	32,003,772	4,429,098	164,414,400
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	296,755,249	41,068,844	367,242,664
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	35,425	4,903	35,425
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	¥ 36,894	$ 5,106	¥ 36,894